RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,105,723	1,509,201
Derivatives [member] | Hedging derivative liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Notional amount	5,001,665	1,326,995
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	$ 2,857,279	$ 387,873